Cover	6 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42415
Entity Registrant Name	NEW CENTURY LOGISTICS (BVI) LIMITED
Entity Central Index Key	0001968043
Entity Address, Address Line One	Office A-E, 33/F
Entity Address, Address Line Two	King Palace Plaza
Entity Address, Address Line Three	55 King Yip Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK